Frontier MFG Global Sustainable Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 95.1%	Shares	Value
Germany - 5.7%
adidas AG	3,237	$685,862
SAP SE	4,384	1,173,895
		1,859,757

Hong Kong - 3.2%
AIA Group Ltd.	107,768	1,032,845

Netherlands - 4.5%
ASML Holding NV	669	652,402
Universal Music Group NV	28,711	829,677
		1,482,079

Spain - 1.9%
Aena SME SA (a)	23,374	639,031

Switzerland - 6.0%
Nestle SA	21,253	1,951,774

Taiwan, Province of China - 5.6%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	6,530	1,823,764

United Kingdom - 6.0%
Reckitt Benckiser Group PLC	17,056	1,313,346
Unilever PLC	10,692	635,069
		1,948,415

United States - 62.2%(a)
Alphabet, Inc. - Class C	4,528	1,102,794
Amazon.com, Inc. (b)	10,950	2,404,292
American Tower Corp.	5,008	963,139
Booking Holdings, Inc.	171	923,275
Dollar General Corp.	10,875	1,123,931
Eversource Energy	18,397	1,308,763
Intercontinental Exchange, Inc.	5,793	976,005
Mastercard, Inc. - Class A	2,683	1,526,117
Meta Platforms, Inc. - Class A	1,727	1,268,274
Microsoft Corp.	5,056	2,618,755
Mondelez International, Inc. - Class A	10,385	648,751
Thermo Fisher Scientific, Inc.	1,363	661,082
U.S. Bancorp	19,672	950,748
UnitedHealth Group, Inc.	3,268	1,128,440
Visa, Inc. - Class A	1,907	651,012
Yum! Brands, Inc.	7,375	1,121,000
Zimmer Biomet Holdings, Inc.	9,678	953,283
		20,329,661
TOTAL COMMON STOCKS (Cost $21,104,686)		31,067,326

TOTAL INVESTMENTS - 95.1% (Cost $21,104,686)		31,067,326
Money Market Deposit Account - 4.2% (c)		1,367,046
Other Assets in Excess of Liabilities - 0.7%		221,973
TOTAL NET ASSETS - 100.0%		$32,656,345

Percentages are stated as a percent of net assets.

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	Non-income producing security.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.06%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$22,153,425	$8,913,901	$–	$31,067,326
Total Investments	$22,153,425	$8,913,901	$–	$31,067,326

Refer to the Schedule of Investments for further disaggregation of investment categories.

Frontier MFG Core Infrastructure Fund
Schedule of Investments
September 30, 2025 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
Australia - 4.2%
APA Group	223,504	$1,312,112
Atlas Arteria Ltd.	236,905	769,326
Transurban Group	462,892	4,223,357
		6,304,795

Belgium - 1.4%
Elia Group SA/NV	18,260	2,109,603

Canada - 14.8%
Algonquin Power & Utilities Corp.	110,368	593,197
Brookfield Renewable Corp.	20,500	705,723
Canadian Utilities Ltd. - Class A	31,075	869,261
Emera, Inc.	48,083	2,306,892
Enbridge, Inc.	90,274	4,554,241
Fortis, Inc.	80,918	4,104,334
Hydro One Ltd. (a)	96,371	3,438,112
South Bow Corp.	32,304	914,085
TC Energy Corp.	83,743	4,553,304
		22,039,149

Chile - 0.3%
Aguas Andinas SA - Class A	1,107,574	420,678

France - 5.6%
Aeroports de Paris SA	15,978	2,116,763
Getlink SE	93,505	1,724,186
Vinci SA	32,623	4,533,696
		8,374,645

Germany - 0.9%
Fraport AG Frankfurt Airport Services Worldwide (a)	14,936	1,292,596

Italy - 6.4%
ACEA SpA	36,135	871,397
Enav SpA (a)	88,516	449,895
Italgas SpA	171,647	1,581,183
Snam SpA	554,968	3,332,166
Terna - Rete Elettrica Nazionale	330,529	3,354,380
		9,589,021

Mexico - 3.2%
Grupo Aeroportuario del Centro Norte SAB de CV	57,069	736,582
Grupo Aeroportuario del Pacifico SAB de CV - Class B	70,035	1,649,466
Grupo Aeroportuario del Sureste SAB de CV - Class B	46,620	1,505,734
Promotora y Operadora de Infraestructura SAB de CV	66,137	905,301
		4,797,083

Netherlands - 0.7%
Koninklijke Vopak NV	21,220	973,952

New Zealand - 1.4%
Auckland International Airport Ltd.	289,267	1,322,245
Chorus Ltd.	70,180	388,967
Vector Ltd.	164,315	455,407
		2,166,619

Portugal - 0.3%
REN - Redes Energeticas Nacionais SGPS SA	116,835	420,022

Spain - 10.3%
Aena SME SA (a)	152,873	4,179,455
Cellnex Telecom SA (a)	118,252	4,095,955
Enagas SA	46,755	730,492
Ferrovial SE	81,007	4,653,076
Redeia Corp. SA	91,189	1,760,654
		15,419,632

Switzerland - 1.1%
Flughafen Zurich AG	5,129	1,570,444

United Kingdom - 5.7%
National Grid PLC	309,539	4,447,662
Pennon Group PLC	79,280	500,121
Severn Trent PLC	50,643	1,765,747
United Utilities Group PLC	114,777	1,773,156
		8,486,686

United States - 40.2%(b)
ALLETE, Inc.	3,289	218,390
Alliant Energy Corp.	14,761	995,039
Ameren Corp.	15,532	1,621,230
American Electric Power Co., Inc.	25,860	2,909,250
American States Water Co.	1,774	130,070
American Tower Corp.	14,115	2,714,597
American Water Works Co., Inc.	11,022	1,534,152
Atmos Energy Corp.	8,973	1,532,140
Avista Corp.	4,778	180,656
Black Hills Corp.	4,021	247,653
California Water Service Group	2,780	127,574
CenterPoint Energy, Inc.	36,876	1,430,789
Chesapeake Utilities Corp.	872	117,450
CMS Energy Corp.	16,100	1,179,486
Consolidated Edison, Inc.	20,354	2,045,984
Crown Castle, Inc.	24,603	2,373,943
Dominion Energy, Inc.	48,180	2,947,171
DTE Energy Co.	11,724	1,658,125
Duke Energy Corp.	24,184	2,992,770
Entergy Corp.	25,852	2,409,148
Essential Utilities, Inc.	16,107	642,669
Evergy, Inc.	13,201	1,003,540
Eversource Energy	20,756	1,476,582
Exelon Corp.	56,727	2,553,282
FirstEnergy Corp.	34,274	1,570,435
H2O America	2,715	132,220
IDACORP, Inc.	3,129	413,497
MGE Energy, Inc.	2,060	173,411
Middlesex Water Co.	1,181	63,916
NextEra Energy, Inc.	41,173	3,108,150
NiSource, Inc.	24,837	1,075,442
Northwest Natural Holding Co.	1,850	83,120
Northwestern Energy Group, Inc.	3,184	186,614
OGE Energy Corp.	10,058	465,384
ONE Gas, Inc.	3,054	247,191
Pinnacle West Capital Corp.	6,769	606,909
Portland General Electric Co.	5,913	260,172
PPL Corp.	41,539	1,543,589
Public Service Enterprise Group, Inc.	28,038	2,340,051
SBA Communications Corp.	6,070	1,173,634
Sempra	35,820	3,223,084
Spire, Inc.	3,329	271,380
The Southern Co.	32,649	3,094,146
TXNM Energy, Inc.	4,945	279,640
WEC Energy Group, Inc.	17,932	2,054,828
Xcel Energy, Inc.	32,408	2,613,705
		60,022,208
TOTAL COMMON STOCKS (Cost $105,529,135)		143,987,133

CLOSED-END FUNDS - 1.1%	Shares	Value
Republic of Korea - 0.4%
Macquarie Korea Infrastructure Fund	75,460	619,191

United Kingdom - 0.7%
HICL Infrastructure PLC	336,553	557,688
International Public Partnerships Ltd.	316,036	533,492
		1,091,180
TOTAL CLOSED-END FUNDS (Cost $1,712,010)		1,710,371

TOTAL INVESTMENTS - 97.6% (Cost $107,241,145)		145,697,504
Money Market Deposit Account - 1.9% (c)		2,858,033
Other Assets in Excess of Liabilities - 0.5%		711,201
TOTAL NET ASSETS - 100.0%		$149,266,738

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of September 30, 2025 was 3.06%.

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$87,247,407	$56,739,726	$–	$143,987,133
Closed-End Funds	–	1,710,371	–	1,710,371
Total Investments	$87,247,407	$58,450,097	$–	$145,697,504

Refer to the Schedule of Investments for further disaggregation of investment categories.

Investment Valuation – Securities are valued at their fair value. Equity securities that are traded on a national securities exchange, except for those traded on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (together, “NASDAQ”), for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are principally traded. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent quoted bid price. Debt securities are valued at the bid price provided by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models, as well as market transactions and other market inputs. Shares of underlying mutual funds are valued at their respective Net Asset Value (“NAV”). Deposit accounts are valued at acquisition cost, which approximates fair value. Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In the case of foreign securities, the occurrence of events after the close of the foreign markets, but prior to the time a Fund’s NAV is calculated, will result in a systematic fair value adjustment to the trading prices of foreign securities provided that there is a movement in the markets that exceeds a predetermined threshold and provided the fair value prices exceed a pre-established confidence level. The Funds will also value foreign securities at fair value in accordance with the Adviser’s fair valuation procedures in the case of other significant events relating to a particular foreign issuer or market. In such cases, use of fair valuation can reduce an investor’s ability to seek to profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. The Company has retained an independent fair value pricing service to assist in valuing foreign securities held by the Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser as “valuation designee” of the Board of Directors (the “Board”) pursuant to policies and procedures adopted pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended. The Adviser uses its Valuation Committee to make any required fair value determinations.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds’ own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities that the Funds have the ability to access
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Tax Disclosure - Each Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations as incurred. During the period, the Funds did not incur any interest or penalties. The Funds have reviewed all open tax years and concluded that there is no effect to any of the Fund's financial positions or results of operations and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on a tax return. The Funds have no examinations in progress.